Other Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
OTHER PAYABLE AND ACCRUED EXPENSES

7. OTHER PAYABLE AND ACCRUED EXPENSES

Other payable and accrued expenses consisted of the following:

	June 30, 2024	December 31, 2023
Accrued professional expenses incurred for Business Combination (a)	$1,656,112	$—
Accrued exercise tax on repurchases of common stocks (b)	913,742	—
Others	74,664	97,297
	$2,644,518	$97,297

(a)	As of June 30, 2024, the balance of accrued professional expenses incurred for business combination consisted of expenses payable to a financial advisor, the counselor, public relation service providers and transfer agent.

(b)	On August 16, 2022, the Inflation Reduction Act of 2022 (the “IRA”) was signed into federal law. The IRA provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. As of June 30, 2024, the amount of the excise tax was accrued at 1% of the fair market value of the shares repurchased at the time of the repurchase.